Lease (Tables)	6 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease

Supplemental balance sheet information related to the operating lease was as follows:

	As of December 31,	As of June 30,
	2024	2024
Right-of-use assets	$42,266,949	$35,273

Lease payments accrued *	1,386,988	-

Operating lease liabilities - current	$39,730	$45,269
Operating lease liabilities - non-current	43,817,804	-
Total operating lease liabilities	$43,857,534	$45,269

*	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).
Weighted average remaining lease term (years)	18.90
Weighted average discount rate	4.64%

Schedule of Future Minimum Rent Payable

As of December 31, 2024, the future minimum rent payable under the non-cancellable operating lease for fiscal years ending December 31 were:

2025	$617,105
2026	1,835,386
2027	3,339,410
2028	3,447,867
2029	3,447,867
Thereafter	53,797,678
Total lease payments	66,485,313
Less: imputed interest	(24,014,767)
Add: lease payments accrued	1,386,988
Present value of lease liabilities	$43,857,534